Summary of Significant Accounting Policies (Summary Of Asset Retirement Obligation Liabilities) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
Summary of Asset Retirement Obligation Liabilities
Asset retirement obligation at beginning of year	$ 21.3	$ 17.0	$ 17.0	$ 16.6
Accretion expense	0.2	1.1	1.1	1.3
Revision in estimated cash flows	0.1	6.3	6.3	1.5
Cash expenditures			(3.1)	(2.4)
Acquisitions			0	0.3
Currency translation	0.2	0	0	(0.3)
Asset retirement obligation at end of year	$ 21.4	$ 21.3	$ 21.3	$ 17.0